Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 5	$ 86
Management fees - expensed	360	567
Salaries - expensed	128	142
Share-based payments	671
Total	$ 1,164	$ 795